Provisions - Movements by Class of Provision (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Home Savings Business [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		€ 1,059	€ 1,132
Changes in the group of consolidated companies		0	0
New provisions		194	213
Amounts used		169	213
Unused amounts reversed		16	37
Effects from exchange rate fluctuations/ Unwind of discount		28	(36)
Transfers		14	0
Balance as of, end period		1,110	1,059
Operational Risk [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		309	315
Changes in the group of consolidated companies		0	0
New provisions		84	123
Amounts used		53	23
Unused amounts reversed		49	93
Effects from exchange rate fluctuations/ Unwind of discount		(15)	0
Transfers		(2)	(13)
Balance as of, end period		275	309
Civil Litigations [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		2,014	1,418
Changes in the group of consolidated companies		(5)	0
New provisions		745	1,192
Amounts used		1,611	403
Unused amounts reversed		134	278
Effects from exchange rate fluctuations/ Unwind of discount		(86)	12
Transfers		193	72
Balance as of, end period		1,115	2,014
Regulatory Enforcement [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		5,607	4,048
Changes in the group of consolidated companies		0	0
New provisions		306	1,616
Amounts used		3,576	82
Unused amounts reversed		711	34
Effects from exchange rate fluctuations/ Unwind of discount		(575)	84
Transfers		(153)	(24)
Balance as of, end period		897	5,607
Restructuring [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		741	656
Changes in the group of consolidated companies		(1)	(8)
New provisions		601	535
Amounts used		458	333
Unused amounts reversed		182	110
Effects from exchange rate fluctuations/ Unwind of discount		(4)	4
Transfers		0	(1)
Balance as of, end period		696	741
Mortgage Repurchase Demands [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		164	409
Changes in the group of consolidated companies		0	0
New provisions		0	25
Amounts used		71	273
Unused amounts reversed		0	10
Effects from exchange rate fluctuations/ Unwind of discount		(20)	13
Transfers		0	0
Balance as of, end period		73	164
Other [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		735	922
Changes in the group of consolidated companies		5	(66)
New provisions		847	582
Amounts used		688	545
Unused amounts reversed		118	131
Effects from exchange rate fluctuations/ Unwind of discount		(18)	5
Transfers		3	(31)
Balance as of, end period		766	735
Total [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period	[1]	10,629	8,900
Changes in the group of consolidated companies		(1)	(74)
New provisions	[1]	2,778	4,286
Amounts used	[1]	6,626	1,872
Unused amounts reversed	[1]	1,210	693
Effects from exchange rate fluctuations/ Unwind of discount	[1]	(690)	82
Transfers	[1]	56	3
Balance as of, end period	[1]	€ 4,934	€ 10,629

[1]	For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 20 Allowance for Credit Losses, in which allowances for credit related off-balance sheet positions are disclosed.